Financial risk management - Changes in level 3 liability (Details) - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities
Opening balance	¥ 19,506	¥ 64,565
Converted into shares		(45,175)
Change in fair value		116
Closing balance		19,506
Convertible note
Reconciliation of changes in fair value measurement, liabilities
Opening balance	19,506	64,565
Converted into shares		(45,175)
Change in fair value		116
Converted into other payables	¥ (19,506)
Closing balance		¥ 19,506